Note 5 - Deposits (Tables)	12 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Time Deposit Maturities [Table Text Block]
Twelve Months Ending June 30
2019	$37,984
2020	24,575
2021	6,261
2022	7,528
2023	1,472
Thereafter	721
$78,541